UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5567

Colonial Intermediate High Income Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2007 (Unaudited)	Colonial Intermediate High Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 121.6%
BASIC MATERIALS – 9.2%
Chemicals – 5.1%
Agricultural Chemicals – 0.7%
Mosaic Co.
	7.375% 12/01/14(a)	120,000	123,900
	7.625% 12/01/16(a)	445,000	463,913
			587,813
Chemicals-Diversified – 3.6%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	215,000	238,919
EquiStar Chemicals LP
	10.625% 05/01/11	345,000	364,837
Huntsman International LLC
	6.875% 11/15/13(a)	200,000	272,610
	7.875% 11/15/14(a)	285,000	294,975
Ineos Group Holdings PLC
	7.875% 02/15/16(a)	165,000	205,525
	8.500% 02/15/16(a)	265,000	257,713
Innophos Investments Holdings, Inc.
	PIK,
	13.380% 02/15/15(b)	112,508	117,711
Lyondell Chemical Co.
	8.000% 09/15/14	250,000	263,125
	8.250% 09/15/16	380,000	408,500
NOVA Chemicals Corp.
	6.500% 01/15/12	425,000	403,750
			2,827,665
Chemicals-Specialty – 0.8%
Chemtura Corp.
	6.875% 06/01/16	365,000	354,050
Rhodia SA
	8.875% 06/01/11	271,000	283,872
			637,922
Chemicals Total			4,053,400
Forest Products & Paper – 2.8%
Paper & Related Products – 2.8%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	380,000	369,550
Boise Cascade LLC
	7.125% 10/15/14	190,000	186,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
Domtar, Inc.
	7.125% 08/15/15	330,000	331,237
Georgia-Pacific Corp.
	8.000% 01/15/24	530,000	540,600
Neenah Paper, Inc.
	7.375% 11/15/14	130,000	126,100
NewPage Corp.
	10.000% 05/01/12	195,000	212,550
	12.000% 05/01/13	190,000	207,100
Norske Skog
	8.625% 06/15/11	190,000	193,800
			2,167,137
Forest Products & Paper Total			2,167,137
Iron/Steel – 0.4%
Steel-Producers – 0.2%
Steel Dynamics, Inc.
	9.500% 03/15/09	160,000	164,000
			164,000
Steel-Specialty – 0.2%
UCAR Finance, Inc.
	10.250% 02/15/12	156,000	164,190
			164,190
Iron/Steel Total			328,190
Metals & Mining – 0.9%
Diversified Minerals – 0.9%
FMG Finance Ltd.
	10.625% 09/01/16(a)	605,000	695,750
			695,750
Metals & Mining Total			695,750
BASIC MATERIALS TOTAL			7,244,477
COMMUNICATIONS – 26.7%
Media – 10.8%
Broadcast Services/Programs – 0.7%
Clear Channel Communications, Inc.
	4.900% 05/15/15	230,000	194,457
	5.500% 12/15/16	365,000	314,957
			509,414

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – 4.8%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	305,000	312,625
Charter Communications Holdings I LLC
	9.920% 04/01/14	770,000	710,325
	11.000% 10/01/15	285,000	296,400
Charter Communications Holdings II LLC
	10.250% 09/15/10	345,000	363,112
CSC Holdings, Inc.
	7.625% 04/01/11	585,000	601,087
DirecTV Holdings LLC
	6.375% 06/15/15	435,000	418,144
EchoStar DBS Corp.
	6.625% 10/01/14	605,000	611,050
Insight Midwest LP
	9.750% 10/01/09	42,000	42,735
	9.750% 10/01/09	101,000	102,768
Telenet Group Holding NV
	(c) 06/15/14(a) (11.500% 12/15/08)	368,000	339,480
			3,797,726
Multimedia – 1.4%
Advanstar Communications, Inc.
	12.000% 02/15/11	35,000	36,312
	15.000% 10/15/11	310,000	322,400
Lamar Media Corp.
	6.625% 08/15/15	360,000	354,600
Quebecor Media, Inc.
	7.750% 03/15/16	410,000	420,250
			1,133,562
Publishing-Periodicals – 3.4%
Dex Media West LLC
	9.875% 08/15/13	739,000	804,586
Dex Media, Inc.
	(c) 11/15/13 (9.000% 11/15/08)	250,000	231,250
Idearc, Inc.
	8.000% 11/15/16(a)	390,000	400,725
PriMedia, Inc.
	8.000% 05/15/13	510,000	524,025
R.H. Donnelley Corp.
	8.875% 01/15/16	290,000	309,575

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Periodicals – (continued)
Reader’s Digest Association, Inc.
	9.000% 02/15/17	370,000	367,688
			2,637,849
Radio – 0.5%
CMP Susquehanna Corp.
	9.875% 05/15/14(a)	355,000	364,762
			364,762
Media Total			8,443,313
Telecommunication Services – 15.9%
Cellular Telecommunications – 7.0%
Cricket Communications, Inc.
	9.375% 11/01/14(a)	610,000	643,550
Digicel Group Ltd.
	8.875% 01/15/15(a)	295,000	287,994
	PIK,
	9.125% 01/15/15(a)	370,000	360,288
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	400,000	425,000
	9.875% 11/01/12	510,000	554,625
Horizon PCS, Inc.
	11.375% 07/15/12	190,000	210,900
iPCS Escrow Co.
	11.500% 05/01/12	170,000	187,850
MetroPCS Wireless, Inc.
	9.250% 11/01/14(a)	585,000	614,250
Orascom Telecom Finance SCA
	7.875% 02/08/14(a)	225,000	226,406
Rogers Wireless, Inc.
	8.000% 12/15/12	210,000	223,913
	9.750% 06/01/16	385,000	487,025
Rural Cellular Corp.
	9.750% 01/15/10	65,000	66,706
	11.110% 11/01/12(b)	320,000	332,800
US Unwired, Inc.
	10.000% 06/15/12	500,000	547,026
Wind Acquisition Financial SA
	PIK,
	12.610% 12/21/11	295,000	302,375
			5,470,708

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Satellite Telecommunications – 1.9%
Inmarsat Finance II PLC
	(c) 11/15/12 (10.375% 11/15/08)	460,000	431,250
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(a)	490,000	554,925
Intelsat Intermediate Holdings Co., Ltd.
	(c) 02/01/15 (9.250% 02/01/10)	330,000	273,075
PanAmSat Corp.
	9.000% 08/15/14	226,000	244,080
			1,503,330
Telecommunication Equipment – 0.5%
Lucent Technologies, Inc.
	6.450% 03/15/29	475,000	432,250
			432,250
Telecommunication Services – 2.4%
Embarq Corp.
	7.082% 06/01/16	160,000	165,450
	7.995% 06/01/36	165,000	175,187
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(a)	240,000	351,746
Syniverse Technologies, Inc.
	7.750% 08/15/13	260,000	261,300
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	380,000	407,550
West Corp.
	11.000% 10/15/16(a)	515,000	557,488
			1,918,721
Telephone-Integrated – 4.1%
Cincinnati Bell, Inc.
	7.000% 02/15/15	360,000	358,650
Citizens Communications Co.
	7.875% 01/15/27(a)	325,000	338,812
Qwest Communications International, Inc.
	7.500% 02/15/14	250,000	259,063
Qwest Corp.
	7.500% 10/01/14	145,000	153,881
	7.500% 06/15/23	575,000	582,906
	8.875% 03/15/12	515,000	569,075

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
US LEC Corp.
	13.870% 10/01/09(b)	225,000	237,938
Virgin Media Finance PLC
	8.750% 04/15/14	180,000	187,650
Windstream Corp.
	8.625% 08/01/16	470,000	514,650
			3,202,625
Telecommunication Services Total			12,527,634
COMMUNICATIONS TOTAL			20,970,947
CONSUMER CYCLICAL – 22.8%
Apparel – 2.1%
Apparel Manufacturers – 2.1%
Broder Brothers Co.
	11.250% 10/15/10	260,000	263,250
Hanesbrands, Inc.
	8.734% 12/15/14(a)(b)	220,000	224,950
Levi Strauss & Co.
	9.750% 01/15/15	645,000	709,500
Phillips-Van Heusen Corp.
	7.250% 02/15/11	400,000	407,000
	8.125% 05/01/13	60,000	63,000
			1,667,700
Apparel Total			1,667,700
Auto Manufacturers – 1.1%
Auto-Cars/Light Trucks – 1.1%
Ford Motor Co.
	7.450% 07/16/31	390,000	312,975
General Motors Corp.
	8.375% 07/15/33	560,000	519,400
			832,375
Auto Manufacturers Total			832,375
Auto Parts & Equipment – 2.4%
Auto/Truck Parts & Equipment-Original – 1.3%
ArvinMeritor, Inc.
	8.125% 09/15/15	265,000	268,975
HLI Operating Co., Inc.
	10.500% 06/15/10	340,000	350,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — (continued)
Auto/Truck Parts & Equipment-Original — (continued)
TRW Automotive, Inc.
	9.375% 02/15/13	350,000	375,812
		994,987
Auto/Truck Parts & Equipment-Replacement — 0.4%
Commercial Vehicle Group
	8.000% 07/01/13	305,000	307,288
			307,288
Rubber-Tires — 0.7%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(a)	165,000	175,312
	9.000% 07/01/15	375,000	407,344
			582,656
Auto Parts & Equipment Total			1,884,931
Distribution/Wholesale — 0.3%
Distribution/Wholesale — 0.3%
Buhrmann US, Inc.
	7.875% 03/01/15	230,000	230,575
			230,575
Distribution/Wholesale Total			230,575
Entertainment — 2.1%
Gambling (Non-Hotel) — 0.4%
Global Cash Access LLC
	8.750% 03/15/12	332,000	348,600
			348,600
Music — 1.2%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	350,000	343,000
WMG Acquisition Corp.
	7.375% 04/15/14	330,000	320,100
WMG Holdings Corp.
	(c) 12/15/14 (9.500% 12/15/09)	365,000	286,525
			949,625
Resorts/Theme Parks — 0.5%
Six Flags, Inc.
	9.625% 06/01/14	370,000	357,975
			357,975
Entertainment Total			1,656,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.8%
Building-Residential/Commercial – 0.8%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	235,000	222,663
	8.875% 04/01/12	170,000	174,250
KB Home
	5.875% 01/15/15	290,000	272,969
			669,882
Home Builders Total			669,882
Home Furnishings – 0.4%
Home Furnishings – 0.4%
Sealy Mattress Co.
	8.250% 06/15/14	330,000	348,150
			348,150
Home Furnishings Total			348,150
Housewares – 0.3%
Housewares – 0.3%
Vitro SA de CV
	9.125% 02/01/17(a)	200,000	204,000
			204,000
Housewares Total			204,000
Leisure Time – 1.3%
Cruise Lines – 0.7%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	535,000	554,830
			554,830
Leisure & Recreational Products – 0.3%
K2, Inc.
	7.375% 017/01/14	245,000	247,450
			247,450
Recreational Centers – 0.3%
Town Sports International, Inc.
	(c) 02/01/14 (11.000% 02/01/09)	286,000	253,825
			253,825
Leisure Time Total			1,056,105

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 8.1%
Casino Hotels – 8.1%
Buffalo Thunder Development Authority
	9.375% 12/15/14(a)	220,000	227,150
Caesars Entertainment, Inc.
	7.875% 03/15/10	300,000	316,500
Chukchansi Economic Development Authority
	8.877% 11/15/12(a)(b)	275,000	282,906
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	300,000	315,189
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	350,000	381,938
Greektown Holdings LLC
	10.750% 12/01/13(a)	620,000	663,400
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	145,000	125,425
Jacobs Entertainment, Inc.
	9.750% 06/15/14	440,000	462,000
Las Vegas Sands Corp.
	6.375% 02/15/15	390,000	376,350
MGM Mirage
	7.625% 01/15/17	745,000	754,312
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	45,000	45,225
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	575,000	592,250
Pokagon Gaming Authority
	10.375% 06/15/14(a)	200,000	219,000
Seminole Hard Rock Entertainment, Inc.
	7.860% 03/15/14	340,000	342,125
Snoqualmie Entertainment Authority
	9.125% 02/01/15(a)	75,000	77,438
	9.150% 02/01/14(a)(b)	75,000	76,125
Station Casinos, Inc.
	6.625% 03/15/18	465,000	421,406
Wimar Opco LLC
	9.625% 12/15/14(a)	240,000	241,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Wynn Las Vegas LLC
	6.625% 12/01/141	450,000	445,500
			6,365,739
Lodging Total			6,365,739
Retail – 3.5%
Retail-Arts & Crafts – 0.4%
Michaels Stores, Inc.
	11.375% 11/01/16(a)	285,000	309,225
			309,225
Retail-Automobiles – 1.2%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	360,000	367,650
AutoNation, Inc.
	7.000% 04/15/14	140,000	141,925
	7.360% 04/15/13(b)	85,000	86,275
United Auto Group, Inc.
	7.750% 12/15/16(a)	365,000	371,387
			967,237
Retail-Drug Stores – 0.5%
Rite Aid Corp.
	7.500% 01/15/15	360,000	358,200
			358,200
Retail-Propane Distributors – 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	300,000	301,500
			301,500
Retail-Restaurants – 1.0%
Buffets, Inc.
	12.500% 11/01/14	290,000	304,500
Dave & Buster’s, Inc.
	11.250% 03/15/14	190,000	199,025
Landry’s Restaurants, Inc.
	7.500% 12/15/14	305,000	303,475
			807,000
Retail Total			2,743,162

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.4%
Textile-Products – 0.4%
INVISTA
	9.250% 05/01/12(a)	285,000	303,525
			303,525
Textiles Total			303,525
CONSUMER CYCLICAL TOTAL			17,962,344
CONSUMER NON-CYCLICAL – 19.2%
Agriculture – 0.5%
Tobacco – 0.5%
Reynolds American, Inc.
	7.625% 06/01/16	345,000	374,712
			374,712
Agriculture Total			374,712
Beverages – 1.0%
Beverages-Non-Alcoholic – 0.4%
Cott Beverages, Inc.
	8.000% 12/15/11	270,000	276,413
			276,413
Beverages-Wine/Spirits – 0.6%
Constellation Brands, Inc.
	7.250% 09/01/16	295,000	306,062
	8.125% 01/15/12	195,000	202,800
			508,862
Beverages Total			785,275
Biotechnology – 0.5%
Medical-Biomedical/Gene – 0.5%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	385,000	396,550
			396,550
Biotechnology Total			396,550
Commercial Services – 5.5%
Commercial Services – 0.5%
Iron Mountain, Inc.
	7.750% 01/15/15	350,000	357,875
			357,875
Commercial Services-Finance – 0.3%
ACE Cash Express, Inc.
	10.250% 10/01/14(a)	250,000	257,500
			257,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Funeral Services & Related Items – 0.2%
Service Corp. International
	6.750% 04/01/16	95,000	94,763
	7.375% 10/01/14	50,000	52,375
			147,138
Printing-Commercial – 1.0%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	510,000	521,475
Quebecor World, Inc.
	9.750% 01/15/15(a)	250,000	264,375
			785,850
Private Corrections – 1.0%
Corrections Corp. of America
	6.250% 03/15/13	360,000	359,100
GEO Group, Inc.
	8.250% 07/15/13	435,000	452,400
			811,500
Rental Auto/Equipment – 2.5%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	150,000	162,000
Ashtead Holdings PLC
	8.625% 08/01/15(a)	350,000	371,875
Hertz Corp.
	8.875% 01/01/14	375,000	404,062
Rental Services Corp.
	9.500% 12/01/14(a)	470,000	500,550
United Rentals North America, Inc.
	6.500% 02/15/12	295,000	296,475
	7.750% 11/15/13	210,000	214,725
			1,949,687
Commercial Services Total			4,309,550
Cosmetics/Personal Care – 1.2%
Cosmetics & Toiletries – 1.2%
DEL Laboratories, Inc.
	8.000% 02/01/12	355,000	338,137
Elizabeth Arden, Inc.
	7.750% 01/15/14	380,000	389,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – (continued)
Cosmetics & Toiletries – (continued)
Sally Holdings LLC
	10.500% 11/15/16(a)	185,000	191,475
			919,112
Cosmetics/Personal Care Total			919,112
Food – 2.0%
Food-Confectionery – 0.2%
Merisant Co.
	9.500% 07/15/13	215,000	147,006
			147,006
Food-Dairy Products – 0.4%
Dean Foods Co.
	7.000% 06/01/16	295,000	304,588
			304,588
Food-Miscellaneous/Diversified – 1.4%
Dole Food Co., Inc.
	8.625% 05/01/09	352,000	352,880
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	470,000	505,250
Reddy Ice Holdings, Inc.
	(c) 11/01/12 (10.500% 11/01/08)	315,000	285,075
			1,143,205
Food Total			1,594,799
Healthcare Services – 3.7%
Dialysis Centers – 0.5%
DaVita, Inc.
	7.250% 03/15/15	380,000	383,800
			383,800
Medical-Hospitals – 2.0%
HCA, Inc.
	9.250% 11/15/16(a)	390,000	417,788
	PIK,
	9.625% 11/15/16(a)	600,000	648,000
Tenet Healthcare Corp.
	9.875% 07/01/14	515,000	524,012
			1,589,800
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
	7.625% 02/01/15	205,000	180,400
			180,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
MRI/Medical Diagnostic Imaging – 0.3%
MedQuest, Inc.
	11.875% 08/15/12	255,000	232,050
			232,050
Physician Practice Management – 0.7%
US Oncology Holdings, Inc.
	10.675% 03/15/15(b)	145,000	148,263
US Oncology, Inc.
	9.000% 08/15/12	395,000	417,712
			565,975
Healthcare Services Total			2,952,025
Household Products/Wares – 1.9%
Consumer Products-Miscellaneous – 1.9%
American Greetings Corp.
	7.375% 06/01/16	320,000	330,800
Amscan Holdings, Inc.
	8.750% 05/01/14	385,000	379,225
Jarden Corp.
	7.500% 05/01/17	425,000	430,844
Jostens IH Corp.
	7.625% 10/01/12	345,000	353,625
			1,494,494
Household Products/Wares Total			1,494,494
Pharmaceuticals – 2.9%
Medical-Drugs – 1.5%
Elan Finance PLC
	8.875% 12/01/13(a)	500,000	507,500
Rotavax LLC
	10.620% 10/15/14(e)	259,572	262,817
Warner Chilcott Corp.
	8.750% 02/01/15	401,000	418,042
			1,188,359
Medical-Generic Drugs – 0.8%
Mylan Laboratories, Inc.
	6.375% 08/15/15	640,000	638,400
			638,400

		Par ($	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Pharmacy Services – 0.3%
Omnicare, Inc.
	6.750% 12/15/13	220,000	217,800
			217,800
Vitamins & Nutrition Products – 0.3%
NBTY, Inc.
	7.125% 10/01/15	265,000	265,663
			265,663
Pharmaceuticals Total			2,310,222
CONSUMER NON-CYCLICAL TOTAL			15,136,739
ENERGY – 11.9%
Coal – 1.3%
Coal – 1.3%
Arch Western Finance LLC
	6.750% 07/01/13	395,000	388,087
Massey Energy Co.
	6.875% 12/15/13	435,000	417,600
Peabody Energy Corp.
	7.375% 11/01/16	180,000	188,100
			993,787
Coal Total			993,787
Oil & Gas – 5.2%
Oil & Gas Drilling – 0.3%
Pride International, Inc.
	7.375% 07/15/14	220,000	225,500
			225,500
Oil Companies-Exploration & Production – 4.5%
Chesapeake Energy Corp.
	6.375% 06/15/15	270,000	267,975
	7.500% 06/15/14	370,000	387,575
Compton Petroleum Corp.
	7.625% 12/01/13	355,000	347,900
El Paso Production Holding Co.
	7.750% 06/01/13	385,000	402,325
Forest Oil Corp.
	8.000% 12/15/11	220,000	229,350
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	283,000	296,796
Newfield Exploration Co.
	6.625% 04/15/16	255,000	253,725

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
OPTI Canada, Inc.
	8.250% 12/15/14(a)	325,000	336,375
PetroHawk Energy Corp.
	9.125% 07/15/13	375,000	398,437
Pogo Producing Co.
	6.625% 03/15/15	295,000	286,888
Quicksilver Resources, Inc.
	7.125% 04/01/16	325,000	318,500
			3,525,846
Oil Refining & Marketing – 0.4%
Tesoro Corp.
	6.625% 11/01/15	345,000	348,450
			348,450
Oil & Gas Total			4,099,796
Oil & Gas Services – 0.3%
Seismic Data Collection – 0.3%
Seitel, Inc.
	9.750% 02/15/14(a)	220,000	223,300
			223,300
Oil & Gas Services Total			223,300
Pipelines – 5.1%
Pipelines – 5.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	255,000	263,288
Colorado Interstate Gas Co.
	6.800% 11/15/15	460,000	491,920
El Paso Performance-Linked Trust
	7.750% 07/15/11(a)	210,000	223,125
MarkWest Energy Partners LP
	6.875% 11/01/14	315,000	304,763
	8.500% 07/15/16	150,000	155,625
Sonat, Inc.
	7.625% 07/15/11	1,160,000	1,241,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
Williams Companies, Inc.
	6.375% 10/01/10(a)	935,000	947,856
	7.750% 06/15/31	215,000	228,975
	8.125% 03/15/12	140,000	151,900
			4,008,652
Pipelines Total			4,008,652
ENERGY TOTAL			9,325,535
FINANCIALS – 5.9%
Diversified Financial Services – 4.8%
Finance-Auto Loans – 3.8%
Ford Motor Credit Co.
	7.375% 02/01/11	505,000	502,153
	8.000% 12/15/16	345,000	340,574
	9.875% 08/10/11	560,000	604,217
General Motors Acceptance Corp.
	6.875% 09/15/11	770,000	779,242
	8.000% 11/01/31	665,000	733,275
			2,959,461
Finance-Investment Banker/Broker – 1.0%
E*Trade Financial Corp.
	8.000% 06/15/11	410,000	429,475
LaBranche & Co., Inc.
	11.000% 05/15/12	345,000	375,188
			804,663
Diversified Financial Services Total			3,764,124
Real Estate Investment Trusts (REITs) – 1.1%
REITS-Hotels – 0.6%
Host Marriott LP
	6.750% 06/01/16	510,000	512,550
			512,550
REITS-Regional Malls – 0.5%
Rouse Co. LP
	6.750% 05/01/13(a)	350,000	360,409
			360,409
Real Estate Investment Trusts (REITs) Total			872,959
FINANCIALS TOTAL			4,637,083
INDUSTRIALS – 18.2%
Aerospace & Defense – 1.3%
Aerospace/Defense-Equipment – 0.8%
DRS Technologies, Inc.
	6.875% 11/01/13	355,000	355,887

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Aerospace/Defense-Equipment – (continued)
Sequa Corp.
	9.000% 08/01/09	255,000	269,025
			624,912
Electronics-Military – 0.5%
L-3 Communications Corp.
	5.875% 01/15/15	105,000	102,375
	6.375% 10/15/15	340,000	338,300
			440,675
Aerospace & Defense Total			1,065,587
Building Materials – 1.0%
Building & Construction Products-Miscellaneous – 1.0%
NTK Holdings, Inc.
	(c) 03/01/14 (10.750% 09/01/09)	620,000	486,700
Ply Gem Industries, Inc.
	9.000% 02/15/12	330,000	298,650
			785,350
Building Materials Total			785,350
Electronics – 0.9%
Electronic Components-Miscellaneous – 0.9%
Flextronics International Ltd.
	6.250% 11/15/14	420,000	406,350
NXP BV/NXP Funding LLC
	9.500% 10/15/15(a)	285,000	294,263
			700,613
Electronics Total			700,613
Engineering & Construction – 0.3%
Building & Construction-Miscellaneous – 0.3%
Esco Corp.
	8.625% 12/15/13(a)	205,000	216,788
			216,788
Engineering & Construction Total			216,788

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 2.2%
Non-Hazardous Waste Disposal – 1.5%
Allied Waste North America, Inc.
		7.125% 05/15/16	585,000	594,506

		7.875% 04/15/13	590,000	615,075
				1,209,581
Recycling – 0.7%
Aleris International, Inc.
		10.000% 12/15/16(a)	240,000	253,200
	PIK,
		9.000% 12/15/14(a)	295,000	312,700
				565,900
Environmental Control Total				1,775,481
Hand / Machine Tools – 0.3%
Machinery-Electrical – 0.3%
Baldor Electric Co.
		8.625% 02/15/17	240,000	252,300
				252,300
Hand / Machine Tools Total				252,300
Machinery-Construction & Mining – 0.5%
Machinery-Construction & Mining – 0.5%
Terex Corp.
		7.375% 01/15/14	355,000	364,763
				364,763
Machinery-Construction & Mining Total				364,763
Machinery-Diversified – 0.9%
Machinery-General Industry – 0.5%
Douglas Dynamics LLC
		7.750% 01/15/12(a)	240,000	223,200
Manitowoc Co., Inc.
		7.125% 11/01/13	165,000	168,300
				391,500
Machinery-Material Handling – 0.4%
Columbus McKinnon Corp.
		8.875% 11/01/13	295,000	314,175
				314,175
Machinery-Diversified Total				705,675
Metal Fabricate/Hardware – 0.7%
Metal Processors & Fabrication – 0.7%
Mueller Group, Inc.
		10.000% 05/01/12	146,000	158,045

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Fabricate/Hardware – (continued)
Metal Processors & Fabrication – (continued)
Mueller Holdings, Inc.
	(c) 04/15/14 (14.750% 04/15/09)	175,000	159,250
TriMas Corp.
	9.875% 06/15/12	205,000	203,975
			521,270
Metal Fabricate/Hardware Total			521,270
Miscellaneous Manufacturing – 2.8%
Diversified Manufacturing Operators – 2.1%
Bombardier, Inc.
	6.300% 05/01/14(a)	640,000	612,800
J.B. Poindexter & Co.
	8.750% 03/15/14	270,000	246,375
Koppers Holdings, Inc.
	9.875%(c) 11/15/14 (9.875% 11/15/09)	340,000	285,600
Trinity Industries, Inc.
	6.500% 03/15/14	540,000	530,550
			1,675,325
Miscellaneous Manufacturing – 0.7%
American Railcar Industries, Inc.
	7.500% 03/01/14(a)	210,000	213,675
Nutro Products, Inc.
	10.750% 04/15/14(a)	305,000	335,500
			549,175
Miscellaneous Manufacturing Total			2,224,500
Packaging & Containers – 3.8%
Containers-Metal/Glass – 2.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	530,000	553,850
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	900,000	942,750
Owens-Illinois, Inc.
	7.500% 05/15/10	145,000	148,625
			1,645,225
Containers-Paper/Plastic – 1.7%
Consolidated Container Co., LLC
	(c) 06/15/09 (10.750% 06/15/07)	320,000	325,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Paper/Plastic – (continued)
Jefferson Smurfit Corp.
	8.250% 10/01/12	430,000	438,600
MDP Acquisitions PLC
	9.625% 10/01/12	365,000	387,356
Solo Cup Co.
	8.500% 02/15/14	220,000	190,850
			1,342,006
Packaging & Containers Total			2,987,231
Transportation – 3.5%
Transportation-Marine – 1.7%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(a)	370,000	380,175
Ship Finance International Ltd.
	8.500% 12/15/13	440,000	449,900
Stena AB
	7.500% 11/01/13	520,000	527,800
			1,357,875
Transportation-Railroad – 0.6%
TFM SA de CV
	9.375% 05/01/12	410,000	439,725
			439,725
Transportation-Services – 0.9%
CHC Helicopter Corp.
	7.375% 05/01/14	450,000	442,125
PHI, Inc.
	7.125% 04/15/13	270,000	261,900
			704,025
Transportation-Trucks – 0.3%
QDI LLC
	9.000% 11/15/10	265,000	257,050
			257,050
Transportation Total			2,758,675
INDUSTRIALS TOTAL			14,358,233

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 2.8%
Computers – 0.4%
Computer Services – 0.4%
Sungard Data Systems, Inc.
		9.125% 08/15/13	275,000	293,563
				293,563
Computers Total				293,563
Semiconductors – 1.9%
Electronic Components-Semiconductors – 1.9%
Advanced Micro Devices, Inc.
		7.750% 11/01/12	205,000	211,150
Freescale Semiconductor, Inc.
		10.125% 12/15/16(a)	715,000	731,981
	PIK,
		9.125% 12/15/14(a)	520,000	527,150
				1,470,281
Semiconductors Total				1,470,281
Software – 0.5%
Transactional Software – 0.5%
Open Solutions, Inc.
		9.750% 02/01/15(a)	400,000	413,000
				413,000
Software Total				413,000
TECHNOLOGY TOTAL				2,176,844
UTILITIES – 4.9%
Electric – 4.9%
Electric-Generation – 1.3%
AES Corp.
		7.750% 03/01/14	495,000	518,512
Edison Mission Energy
		7.500% 06/15/13	470,000	491,150
				1,009,662
Electric-Integrated – 1.1%
CMS Energy Corp.
		6.875% 12/15/15	240,000	250,200
		8.500% 04/15/11	125,000	135,625
Nevada Power Co.
		9.000% 08/15/13	120,000	129,779
Sierra Pacific Resources
		6.750% 08/15/17	355,000	361,581
				877,185

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – 2.5%
Calpine Generating Co. LLC
	14.370% 04/01/11(b)	235,000	246,750
Dynegy Holdings, Inc.
	7.125% 05/15/18	540,000	529,200
Mirant North America LLC
	7.375% 12/31/13	435,000	446,962
NRG Energy, Inc.
	7.250% 02/01/14	225,000	229,500
	7.375% 02/01/16	265,000	270,300
	7.375% 01/15/17	225,000	228,938
			1,951,650
Electric Total			3,838,497
UTILITIES TOTAL			3,838,497
	Total Corporate Fixed-Income Bonds & Notes (cost of $92,984,137)		95,650,699
		Shares
Common Stocks – 2.9%
CONSUMER DISCRETIONARY – 1.8%
Auto Components – 0.2%
	Hayes Lemmerz International, Inc. (f)	30,000	148,500
Auto Components Total			148,500
Hotels, Restaurants & Leisure – 0.3%
	Town Sports International Holdings, Inc. (f)	10,500	206,220
Hotels, Restaurants & Leisure Total			206,220
Media – 1.3%
	Cablevision Systems Corp., Class A	7,000	206,220
	Idearc, Inc.	7,000	238,000
	Sinclair Broadcast Group, Inc., Class A	15,000	214,350
	Spanish Broadcasting System (f)	40,000	180,400

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Virgin Media, Inc.	7,355	192,775
Media Total			1,031,745
CONSUMER DISCRETIONARY TOTAL			1,386,465
CONSUMER STAPLES – 0.2%
Food Products – 0.2%
	Reddy Ice Holdings, Inc.	6,000	161,880
Food Products Total			161,880
CONSUMER STAPLES TOTAL			161,880
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (g)(h)	8,000	–
Commercial Services & Supplies Total			–
Road & Rail – 0.0%
	Quality Distribution, Inc. (f)	2,687	25,854
Road & Rail Total			25,854
INDUSTRIALS TOTAL			25,854
MATERIALS – 0.3%
Construction Materials – 0.3%
	Galaxy Entertainment Group Ltd. (f)	200,000	212,466
Construction Materials Total			212,466
MATERIALS TOTAL			212,466
TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.2%
	Embarq Corp.	2,692	149,002
Diversified Telecommunication Services Total			149,002
Wireless Telecommunication Services – 0.2%
	Sprint Nextel Corp.	7,853	151,406
Wireless Telecommunication Services Total			151,406
TELECOMMUNICATION SERVICES TOTAL			300,408
UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
	Mirant Corp. (f)	4,780	178,103
Independent Power Producers & Energy Traders Total			178,103
UTILITIES TOTAL			178,103
	Total Common Stocks (cost of $2,115,974)		2,265,176

		Par ($)	Value ($)
Preferred Stocks – 1.6%
FINANCIALS – 1.6%
Real Estate Investment Trusts (REITs) – 1.6%
REITS-Diversified – 1.6%
iStar Financial, Inc., Series E,	7.875%(f)	13,000	334,750
iStar Financial, Inc., Series F,	7.800%(f)	15,007	384,555
Sovereign Real Estate Investment Corp., 12.00%(d)	12.000% 08/29/49(a)	365,000	567,940
			1,287,245
	Real Estate Investment Trusts (REITs) Total		1,287,245
FINANCIALS TOTAL			1,287,245
	Total Preferred Stocks (cost of $1,247,225)		1,287,245
Municipal Bonds – 0.8%
CALIFORNIA – 0.8%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(b)(e)	575,000	607,792
CALIFORNIA TOTAL			607,792
	Total Municipal Bonds (cost of $575,000)		607,792
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.3%
Media – 0.3%
Telephone-Integrated – 0.3%
NTL Cable PLC
	8.750% 04/15/14	160,000	227,616
			227,616
Media Total			227,616
COMMUNICATIONS TOTAL			227,616
	Total Convertible Bonds (cost of $190,575)		227,616
		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(f)	600	4,800
			4,800
Media Total			4,800
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(f)(a)(d)(g)(h)	525	–
			–

		Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(g)(h)	350	–
		–
Telecommunication Services Total			–
COMMUNICATIONS TOTAL			4,800
	Total Warrants (cost of $97,124)		4,800
		Par ($)
Short-Term Obligation – 9.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due 03/01/07 at 5.210%, collateralized by a U.S. Treasury Bond maturing 05/15/17, market value of $7,258,460 (repurchase proceeds $7,111,029)	7,110,000	7,110,000

	Total Short-Term Obligation (cost of $7,110,000)		7,110,000

	Total Investments – 136.3% (cost of $104,341,809)(i)		107,153,328

	Other Assets & Liabilities, Net – (36.3)%		(28,511,733)

	Net Assets – 100.0%		78,641,595

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which are not illiquid except for the following, amounted to $22,471,644, which represents 28.6% of net assets.

Acquisition
Security	Date	Par/Units	Cost	Value

Soverign Real Estate Investment Corp.	05/07/18	365,000	543,850	567,940

UbiquiTel, Inc.	04/11/00	525	26,000	—
567,940

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Loan Participation Agreement

(e)	Illiquid security.

(f)	Non-income producing security.

(g)	Security has no value.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)	Cost for federal income tax purposes is $104,448,963.

Unrealized		Unrealized	Net Unrealized
Appreciation		Depreciation	Appreciation
$3,758,877		$(1,054,512)	$2,704,365

Acronym	Name

PIK	Payment-In-Kind

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Intermediate High Income Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007